Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Value of Intangible Assets
The carrying values of intangible assets were as follows:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)			(In thousands)
Goodwill	$1,385,995	$—	$1,385,995	$1,385,115	$—	$1,385,115
Definite-lived intangible assets subject to amortization:
Customer relationships	$309,112	$(77,872)	$231,240	$309,573	$(61,641)	$247,932
Developed technology	420,928	(239,233)	181,695	416,817	(170,576)	246,241
Trademarks	20,534	(10,915)	9,619	19,417	(7,255)	12,162
Backlog	12,638	(12,638)	—	12,559	(12,559)	—
In-service research and development	22,977	(9,121)	13,856	14,238	(4,723)	9,515
Total intangible assets subject to amortization	786,189	(349,779)	436,410	772,604	(256,754)	515,850
Indefinite-lived intangible assets not subject to amortization:
Trademarks	121,972	—	121,972	129,671	—	129,671
In-process research and development	1,700	—	1,700	10,350	—	10,350
Total intangible assets not subject to amortization	123,672	—	123,672	140,021	—	140,021
Intangible assets	$909,861	$(349,779)	$560,082	$912,625	$(256,754)	$655,871

Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill assigned to reporting units in our reportable segments are as follows:

	Broadcast Solutions	Enterprise Solutions	Industrial Solutions	Network Solutions	Consolidated
	(In thousands)
Balance at December 31, 2014	$550,362	$73,278	$200,053	$119,681	$943,374
Acquisitions and purchase accounting adjustments	11,481	—	1,614	462,945	476,040
Translation impact	(25,455)	—	(4,948)	(3,896)	(34,299)
Balance at December 31, 2015	$536,388	$73,278	$196,719	$578,730	$1,385,115
Acquisitions and purchase accounting adjustments	8,492	—	—	—	8,492
Translation impact	(838)	—	80	(1,377)	(2,135)
Reclassify to assets held for sale	—	—	(5,477)	—	(5,477)
Balance at December 31, 2016	$544,042	$73,278	$191,322	$577,353	$1,385,995

Changes in Carrying Amount of Trademarks
The changes in the carrying amount of indefinite-lived trademarks are as follows:

	Broadcast Solutions	Enterprise Solutions	Industrial Solutions	Network Solutions	Consolidated
	(In thousands)
Balance at December 31, 2014	$83,120	$4,063	$10,744	$5,113	$103,040
Acquisitions and purchase accounting adjustments	—	—	—	31,000	31,000
Translation impact	(2,198)	—	(1,654)	(517)	(4,369)
Balance at December 31, 2015	$80,922	$4,063	$9,090	$35,596	$129,671
Translation impact	(4,635)	—	40	(199)	(4,794)
Reclassify to assets held for sale	—	—	(2,905)	—	(2,905)
Balance at December 31, 2016	$76,287	$4,063	$6,225	$35,397	$121,972